Changes in significant accounting policies	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Changes in significant accounting policies	Changes in significant accounting policies
The accounting policies adopted in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the Group's consolidated financial statements as at and for the year ended December 31, 2024, that have been prepared in accordance with IFRS.
During the current financial period, the Group has adopted all the new and revised Standards and
Interpretations issued by the International Accounting Standards Board (IASB) and the International
Financial Reporting Interpretations Committee (IFRIC) of the IASB as adopted by the European Union and effective for the accounting year starting on January 1, 2025. The Group has not applied any new IFRS requirements that are not yet effective as per June 30, 2025.
The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC as adopted by the European Union are effective for the financial period:
•Lack of exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates)
On August 15, 2023, the IASB issued Lack of Exchangeability which amended IAS 21 The Effects of Changes in
Foreign Exchange Rates (the Amendments). The Amendments arose as a result of a submission received by the IFRS Interpretations Committee about the determination of the exchange rate when there is a long-
term lack of exchangeability. IAS 21, prior to the Amendments, did not include explicit requirements for the determination of the exchange rate when a currency is not exchangeable into another currency, which led to diversity in practice.
The Committee recommended that the IASB develop narrow-scope amendments to IAS 21 to address this issue. After further deliberations, the IASB issued an exposure draft of the proposed amendments to IAS
21 in April 2021 and the final amendments were issued in August 2023. The Amendments introduce requirements to assess when a currency is exchangeable into another currency and when it is not. The
Amendments require an entity to estimate the spot exchange rate when it concludes that a currency is not exchangeable into another currency.
The adoption of these new standards and amendments has not led to major changes in the Group’s accounting policies.